Segment Information	9 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18: SEGMENT INFORMATION

The Company follows the provisions of ASC 280-10 Disclosures about Segments of an Enterprise and Related Information. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making operating decisions. As of December 31, 2019, and for the nine months ended December 31, 2019, the Company operated in two segments. The segments are Trend Holdings and Zest Labs (which includes the operations of 440IoT Inc.). Amounts related to discontinued operations are excluded from the amounts in the tables below. The acquisition of Trend holdings on May 31, 2019, caused the reportable segments to change from the previous reporting as a single segment in fiscal 2019. Home office costs are allocated to the two segments based on the relative support provided to those segments.

Nine Months Ended December 31, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$95	$124	$219
Cost of revenues	-	128	128
Gross profit (loss)	95	(4)	91
Total operating expenses net of depreciation, amortization, and impairment	406	7,167	7,573
Depreciation and amortization	-	216	216
Other expense	-	3,758	3,758
Loss from continuing operations	$(311)	$(11,145)	$(11,456)

Three Months Ended December 31, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$44	$96	$140
Cost of revenues	-	67	67
Gross profit	44	29	73
Total operating expenses net of depreciation, amortization, and impairment	206	2.450	2.656
Depreciation and amortization	-	68	68
Other expense	-	2,768	2,768
Loss from continuing operations	$(162)	$(5,257)	$(5,419)

Segmented assets as of December 31, 2019
Property and equipment, net	$-	$608	$608
Intangible assets, net	$3,223	$-	$3,223
Capital expenditures	$-	$-	$-